Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2024	December 31, 2023

Accounts receivable	$19,735,072	$18,261,451
Allowance for credit loss	(614,024)	(547,742)
Total accounts receivable, net	$19,121,048	$17,713,709

Movements of allowance for credit loss are as follows:

	December 31, 2024	December 31, 2023

Beginning balance	$547,742	$273,731
Adoption ASU 2016-13	-	380,081
Provision (Recovery of)	82,415	(87,639)
Exchange rate effect	(16,133)	(18,431)
Ending balance	$614,024	$547,742